LEASES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of future minimum lease payments under non-cancelable operating leases [Abstract]
2013	$ 1,211,000
2014	1,020,000
2015	954,000
2016	925,000
2017	896,000
2018 and thereafter	2,527,000
Total	7,533,000
Rental expense on operating leases	$ 1,200,000	$ 1,400,000	$ 1,300,000